Form N-CSR Cover	12 Months Ended
Nov. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	true
Amendment Description	Explanatory Note: The registrant is filing this amendment to its filing on Form N-CSR for the year ended November 30, 2024, which was originally filed with the Securities and Exchange Commission on February 4, 2025 (Accession number 0001213900-25-009861), amened to add the IBOXX Liquid High Yield Index to the Tailored Shareholder Report as a secondary benchmark.
Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024